Liquidity and Going Concern	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Liquidity and Going Concern

The accompanying condensed consolidated financial statements have been prepared on the going concern basis, which assumes that the Company will continue to operate as a going concern and which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.  As reflected in the accompanying condensed consolidated financial statements, the Company had a net loss of $2,447,320, net cash used in operating activities of $1,423,530, net cash used in investing activities of $28,867, and net cash provided by financing activities of $4,714,726 for the three months ended March 31, 2015. As of March 31, 2015, the Company had $4,739,472 in cash and cash equivalents and an accumulated deficit of $44,943,783.

On March 31, 2015 and April 10, 2015, the Company closed on a financing transaction by entering into separate subscription agreements (the “Subscription Agreements”) with accredited investors (the “Investors”) relating to the issuance and sale of an aggregate of  $11,714,501 of units (the “Units”) at a purchase price of $0.75 per Unit, with each Unit consisting of one share of the Company’s common stock, par value $0.01 per share  (or, at the election of any Investor who, as a result of receiving common stock would hold in excess of 4.99% of the Company’s issued and outstanding common stock, shares of the Company’s newly designated 0% Series E Convertible Preferred Stock  and a thirty month warrant  to purchase one half of one share of common stock at an initial exercise price of $1.50 per share, as further described in the Notes to Financial Statements – Equity, (the “Private Placement”).

The initial closing of the Private Placement took place on March 31, 2015, in which the Company sold an aggregate of $4,995,750 of Units. Following the initial closing the Company entered into separate reconfirmation agreements with the Investors in order to extend the initial closing date, increase the offering amount, and adopt a lockup agreement (the “Lockup Agreement”) which was entered by all Investors who elected to continue their investment.  The second closing was completed on April 10, 2015 in which the Company completed entering into the remaining separate Subscription Agreements for an additional $6,718,751 of Units. Of the Subscription Agreements accepted, Investors elected, and the Company issued, $2,500,000 of Units consisting of Series E Convertible Preferred Stock on April 10, 2015.  Of the total cash received in the second closing on April 10, 2015, $3,500,000 is being held in escrow under the terms of an escrow agreement with Signature Bank, N.A (the “Escrowed Funds”) pending the approval of a representative of one of the lead investors to join the board, or 10 weeks thereafter, unless released sooner or extended.

The Company anticipates that it will continue to incur net losses into the foreseeable future as it: (i) continues to identify and advance a number of potential drug candidates into clinical and preclinical development activities, (ii) initiates manufacturing of its lead antibody candidate 5B1 and continues to fund its operations, and (iii) expands its corporate infrastructure, including the costs associated with being a public company.  With this Private Placement, management believes that the Company has sufficient funds to meet its obligations to May 2016 if funds are released from escrow, and to November 2015, if funds are not released from the Escrowed Funds.

The Company plans to continue to fund its losses from operations and capital funding needs through equity or debt financings, strategic collaborations, licensing arrangements, asset sales, government grants or other arrangements. However, the Company cannot be sure that such additional funds will be available on reasonable terms, or at all. If the Company is unable to secure adequate additional funding, the Company may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, and/or suspend or curtail planned programs. In addition, if the Company does not meet its payment obligations to third parties as they come due, it may be subject to litigation claims. Even if the Company is successful in defending against these claims, litigation could result in substantial costs and be a distraction to management. Any of these actions could materially harm the Company’s business, results of operations, and future prospects.

If the Company raises additional funds by issuing equity securities, substantial dilution to existing stockholders would result. If the Company raises additional funds by incurring debt financing, the terms of the debt may involve significant cash payment obligations as well as covenants and specific financial ratios that may restrict the Company’s ability to operate its business.